Offerings - Offering: 1	May 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.01 per share
Amount Registered | shares	31,657,187
Proposed Maximum Offering Price per Unit	9.19
Maximum Aggregate Offering Price	$ 290,929,548.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,541.31
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, par value $0.01 per share, of Amcor plc ("Ordinary Shares") that become issuable under the Berry Global Group, Inc. 2015 Long-Term Incentive Plan by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of Ordinary Shares. (2) Maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of the average of the high and low prices of the Ordinary Shares as reported on the New York Stock Exchange on May 1, 2025, which date is within five business days prior to the filing of this Registration Statement.